Shareholders' Equity - Disclosure of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Treasury shares [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	11,621,000	18,386,000	13,070,000
Subsidiaries [member]
Disclosure of treasury shares [line items]
Weighted average number of common shares	57,989,000	58,224,000	56,467,000